Advantus Series Fund, Inc.
Prospectus Supplement dated January 13, 2006
to the Prospectus dated April 29, 2005
as supplemented May 25, 2005

I. Effective January 16, 2006, Lowell R. Bolken, CFA joined Joseph R. Betlej as a Portfolio Manager for the Real Estate Securities Portfolio of the Fund. Mr. Bolken joined Advantus Capital Management, Inc. as an Associate Portfolio Manager in September 2005. Previously, Mr. Bolken was Managing Director and Manager, corporate bond research, at RBC Dain Rauscher, Inc. from April 2001 to September 2005, and Senior Vice President and Senior Corporate Bond Analyst at Dain Rauscher, Inc. from August 1997 to April 2001. This information supplements the section captioned ?Investing in the Fund ? Managing the Portfolios? beginning on page 28 of the prospectus.
II. Following shareholder approval received December 28, 2004, effective January 1, 2005, the portfolios set forth below have been paying Advantus Capital an annual fee different than the fee previously in effect. Detailed information on such new fee schedules is set forth in the 2004 Annual Report to Shareholders dated February 23, 2005 (at pages 86-87), and in the Fund?s Statement of Additional Information dated April 29, 2005 as supplemented June 10, 2005 (at page 46).
For each of the Portfolios set forth below, the information on ?Management Fees,? ?Total Annual Portfolio Operating Expenses,? and ?Costs to an Investor of a $10,000 Investment in the Portfolios? corrects that set forth in the Prospectus dated April 29, 2005.
       Bond Portfolio (page 4)
Management Fees
%
0.40
Total Annual Portfolio Operating Expenses
%
0.74

       Expenses of a $10,000 Investment:
1 Year
3 Years
5 Years
10 Years
$76
$237
$411
$918

       Index 500 Portfolio (page 10)
Management Fees
%
0.15
Total Annual Portfolio Operating Expenses
%
0.48

       Expenses of a $10,000 Investment:
1 Year
3 Years
5 Years
10 Years
$49
$154
$269
$604

       Money Market Portfolio (page 21)
Management Fees
%
0.30
Total Annual Portfolio Operating Expenses
%
0.69

       Expenses of a $10,000 Investment:
1 Year
3 Years
5 Years
10 Years
$70
$221
$384
$859

       Mortgage Securities Portfolio (page 24)
Management Fees
%
0.40
Total Annual Portfolio Operating Expenses
%
0.75

       Expenses of a $10,000 Investment:
1 Year
3 Years
5 Years
10 Years
$77
$240
$417
$930

       Real Estate Securities Portfolio (page 27)
Management Fees
%
0.70
Total Annual Portfolio Operating Expenses
%
1.16

       Expenses of a $10,000 Investment:
1 Year
3 Years
5 Years
10 Years
$118
$368
$638
$1,409


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F64080 1-2006